New Accounting Pronouncement under International Financial Reporting Standards (IFRSs) - Summary of Impact on Assets Liabilities and Equity at Date of Initial Application of IFRS 15 and IFRS 9 (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Contract assets, current	$ 3,012	$ 92,210	$ 129,042	$ 0
Accounts receivable, net	775,432	23,735,989	21,859,855	20,876,417
Accounts receivable-related parties, net	4,538	138,912	93,798	91,065
Inventories, net	594,679	18,203,119	18,154,700	18,257,500
Other current assets	460,752	14,103,607	15,975,352	15,854,553
Financial assets at fair value through profit or loss, noncurrent	377,519	11,555,847	12,640,231	191,005
Financial assets at fair value through other comprehensive income, noncurrent	378,487	11,585,477	10,131,459	0
Available-for-sale financial assets, noncurrent	0	0	0	20,636,332
Financial assets measured at cost, noncurrent	0	0	0	2,218,472
Investments accounted for under the equity method	259,667	7,948,413	7,960,150	7,847,979
Deferred tax assets	222,012	6,795,796	7,003,421	6,116,129
Contract liabilities, current	30,460	932,371	3,951,414	0
Current tax liabilities	67,271	2,059,172	4,853,305	4,851,694
Other current liabilities	177,731	5,440,345	4,123,016	6,984,482
Deferred tax liabilities	64,669	1,979,509	1,699,277	2,327,223
Retained earnings		66,281,727	70,124,044
Other components of equity		(14,063,281)	(15,014,553)
Non-controlling interests	$ 15,249	$ 466,768	958,405	956,808	$ 2,161,729	$ 2,027,065
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Contract assets, current				0
Accounts receivable, net				20,876,417
Accounts receivable-related parties, net				91,065
Inventories, net				18,257,500
Other current assets				15,854,553
Financial assets at fair value through profit or loss, noncurrent				191,005
Financial assets at fair value through other comprehensive income, noncurrent				0
Available-for-sale financial assets, noncurrent				20,636,332
Financial assets measured at cost, noncurrent				2,218,472
Investments accounted for under the equity method				7,847,979
Deferred tax assets				6,116,129
Contract liabilities, current				0
Current tax liabilities				4,851,694
Other current liabilities				6,984,482
Deferred tax liabilities				2,327,223
Retained earnings				53,058,188
Other components of equity				657,957
Non-controlling interests				$ 956,808
Increase (decrease) due to changes in accounting policy [member] | IFRS9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Contract assets, current			0
Accounts receivable, net			0
Accounts receivable-related parties, net			0
Inventories, net			0
Other current assets			0
Financial assets at fair value through profit or loss, noncurrent			12,449,226
Financial assets at fair value through other comprehensive income, noncurrent			10,131,459
Available-for-sale financial assets, noncurrent			(20,636,332)
Financial assets measured at cost, noncurrent			(2,218,472)
Investments accounted for under the equity method			112,171
Deferred tax assets			888,781
Total effect on assets			726,833
Contract liabilities, current			0
Current tax liabilities			0
Other current liabilities			0
Deferred tax liabilities			(627,901)
Total effect on liabilities			(627,901)
Retained earnings			17,026,484
Other components of equity			(15,671,750)
Non-controlling interests			0
Total effect on equity			1,354,734
Increase (decrease) due to changes in accounting policy [member] | IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Contract assets, current			129,042
Accounts receivable, net			983,438
Accounts receivable-related parties, net			2,733
Inventories, net			(102,800)
Other current assets			120,799
Financial assets at fair value through profit or loss, noncurrent			0
Financial assets at fair value through other comprehensive income, noncurrent			0
Available-for-sale financial assets, noncurrent			0
Financial assets measured at cost, noncurrent			0
Investments accounted for under the equity method			0
Deferred tax assets			(1,489)
Total effect on assets			1,131,723
Contract liabilities, current			3,951,414
Current tax liabilities			1,611
Other current liabilities			(2,861,466)
Deferred tax liabilities			(45)
Total effect on liabilities			1,091,514
Retained earnings			39,372
Other components of equity			(760)
Non-controlling interests			1,597
Total effect on equity			$ 40,209